Warrants (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Class F Warrants [Member]
Warrant Exercise Price/share	$ 0.35	$ .35
Warrant Expiration Date	February 2018	February 2018
Class G Warrants [Member]
Warrant Exercise Price/share	$ 0.80	$ .80
Warrant Expiration Date	July 2018	July 2018
Class H Warrants [Member]
Warrant Exercise Price/share	$ 0.80	$ .80
Warrant Expiration Date	July 2018	July 2018
Class I Warrants [Member]
Warrant Exercise Price/share	$ 0.85	$ .85
Warrant Expiration Date	September 2018	September 2018
Class K Warrants [Member]
Warrant Exercise Price/share	$ 0.08	$ .08
Warrant Expiration Date	June 2025	Jun-25
Class K Warrants [Member]
Warrant Exercise Price/share	$ 0.11
Warrant Expiration Date	August 2027
Class L Warrants [Member]
Warrant Exercise Price/share	$ 0.08	$ .08
Warrant Expiration Date	March 2019	March 2019
Series A Warrants [Member]
Warrant Exercise Price/share	$ 0.03	$ .03
Warrant Expiration Date	March 2019	February 2021